Utility Capital Assets - Schedule of Jointly Owned Utility Plants (Details) CAD in Millions	Dec. 31, 2016 CAD
Jointly Owned Facilities [Line Items]
Cost	CAD 2,198
Accumulated Depreciation	(970)
Net Book Value	CAD 1,228
San Juan Units 1 and 2
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	CAD 670
Accumulated Depreciation	(352)
Net Book Value	CAD 318
Navajo Units 1, 2 and 3
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.50%
Cost	CAD 206
Accumulated Depreciation	(153)
Net Book Value	CAD 53
Four Corners Units 4 and 5
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	CAD 185
Accumulated Depreciation	(103)
Net Book Value	CAD 82
Luna Energy Facility
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	CAD 73
Accumulated Depreciation	(3)
Net Book Value	CAD 70
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	25.00%
Cost	CAD 44
Accumulated Depreciation	(15)
Net Book Value	CAD 29
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	CAD 270
Accumulated Depreciation	(108)
Net Book Value	CAD 162
Ownership %, held-for-sale	17.05%
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	CAD 750
Accumulated Depreciation	(236)
Net Book Value	CAD 514
Transmission Facilities | Minimum
Jointly Owned Facilities [Line Items]
Ownership (percent)	1.00%
Transmission Facilities | Maximum
Jointly Owned Facilities [Line Items]
Ownership (percent)	80.00%